REVERSE STOCK SPLIT (Details) (USD $)	1 Months Ended
	Mar. 31, 2014	Mar. 06, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Stock split ratio	0.1